INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENT IN FINANCE LEASE [Abstract]
Components of investments in sales-type leases
The components of the investment in sales-type lease as at December 31, 2015 maybe summarized as follows:

(in thousands of $)
Net minimum lease payments receivable	45,089
Estimated residual values of leased property (unguaranteed)	10,821
Less: finance lease interest income	(5,925)
Total investment in sales-type lease	49,985
Current portion	9,329
Long-term portion	40,656
49,985

Minimum future gross revenues under non-cancellable sales-type leases
The minimum future gross revenues to be received under the Company's non-cancelable sales-type lease as of December 31, 2015 are as follows:

(in thousands of $)
2016	11,525
2017	11,493
2018	10,419
2019	11,493
2020	159
Thereafter	—
45,089